Income Taxes (Details) - USD ($)	1 Months Ended	6 Months Ended
	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Income Taxes (Textual)
Net operating loss carryforward		$ 1,519,567		$ 1,245,761
Net operating losses expire		The federal net operating loss carryforward is available to reduce future years’ taxable income through year 2037 and net operating losses generated before 2018 will not expire.
Income tax expenses		$ 259,031
PRC [Member]
Income Taxes (Textual)
Net operating loss carryforward		2,926,042		$ 2,266,653
Underpayment of taxes		$ 100,000
Tax rate description		Effective January 1, 2008, the New Taxation Law of PRC stipulates that domestic enterprises and foreign invested enterprises (the "FIEs") are subject to a uniform tax rate of 25%. Under the PRC tax law, companies are required to make quarterly estimate payments based on 25% tax rate; companies that received preferential tax rates are also required to use a 25% tax rate for their installment tax payments.
Hong Kong [Member]
Income Taxes (Textual)
Statutory financial statements adjusted tax rate, description		The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019.
Applicable tax rate		16.50%
United States [Member] | Maximum [Member]
Income Taxes (Textual)
Corporate tax rate	35.00%
United States [Member] | Minimum [Member]
Income Taxes (Textual)
Corporate tax rate	21.00%